Revenue and Expenses - Earnings Per Share (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Basic earnings per share (in euros per share)	€ 0.31	€ 1.34	€ 0.22
Diluted earnings per share (in euros per share)	€ 0.31	€ 1.34	€ 0.22